Long-Term Incentive Plans - Schedule of Share Based Compensation Restricted Stock Units (Details) - Restricted stock units - shares	1 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding non-vested shares, beginning of year	1,222,038	1,005,754
Granted (in shares)	0	629,307
Vested (in shares)	0	(217,987)
Forfeited (in shares)	0	0
RSUs not earned (in shares)	0	(195,036)
Outstanding nonvested shares, end of year	1,222,038	1,222,038